Segments and Geographic Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Segment Reporting [Abstract]
Revenues, Expenses and Operating Income (Loss) by Market Segment

Revenues, expenses and operating income (loss) by market segment were as follows (in thousands):

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2015	2014	2015	2014
Revenues:
Cosmetic market	$923	$970	$2,648	$2,519
Biomedical market	1,213	993	2,925	2,681

Total revenues	2,136	1,963	5,573	5,200
Operating expenses:
Therapeutic market	1,180	2,458	4,732	7,067
Cosmetic market	872	837	2,361	2,410
Biomedical market	706	702	2,005	2,065

Total operating expenses	2,758	3,997	9,098	11,542
Operating income (loss):
Therapeutic market	(1,180)	(2,458)	(4,732)	(7,067)
Cosmetic market	51	133	287	109
Biomedical market	507	291	920	616

Total operating loss	$(622)	$(2,034)	$(3,525)	$(6,342)

Revenues, expenses and operating income (loss) by market segment were as follows (in thousands):

	For the Years Ended Ended December 31,
	2014	2013
Revenues:
Cosmeceutical market	$3,507	$3,204
Biomedical market	3,510	2,943

Total revenues	7,017	6,147
Operating expenses:
Therapeutic market	9,695	8,200
Cosmeceutical market	3,253	2,914
Biomedical market	2,749	2,579

Total operating expenses	15,697	13,693
Operating income (loss):
Therapeutic market	(9,695)	(8,200)
Cosmeceutical market	254	290
Biomedical market	761	364

Total operating loss	$(8,680)	$(7,546)

Summary of Significant Revenues in Following Regions

Significant revenues in the following regions are those that are attributable to the individual countries within the region to which the product was shipped (in thousands):

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2015	2014	2015	2014
North America	$1,674	$1,519	$4,444	$4,186
Asia	362	332	844	672
Europe	91	98	251	309
All other regions	9	14	34	33

Total	$2,136	$1,963	$5,573	$5,200

Significant revenues in the following regions are those that are attributable to the individual country within the region to which the product was shipped (in thousands):

	For the Years Ended December 31,
	2014	2013
North America	$5,632	$4,779
Asia	943	905
Europe	393	355
All other regions	49	108

Total	$7,017	$6,147